Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2017
Real Estate and Accumulated Depreciation [Line Items]
Schedule III Real Estate and Accumulated Depreciation
Mid-America Apartment Communities, Inc.
Mid-America Apartments, L.P.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2017
(Dollars in thousands)

														Life used to compute depreciation in latest income statement (4)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Birchall at Ross Bridge	Birmingham, AL	—		$2,640	$28,842	$—	$1,254	$2,640	$30,096	$32,736	$(6,688)	$26,048	2009	1 - 40
Colonial Grand at Riverchase Trails	Birmingham, AL	—		3,761	22,079	—	3,261	3,761	25,340	29,101	(5,289)	23,812	2010	1 - 40
Colonial Village at Trussville	Birmingham, AL	—		3,402	31,813	—	2,284	3,402	34,097	37,499	(6,552)	30,947	1996/97	1 - 40
Eagle Ridge	Birmingham, AL	—		851	7,667	—	3,896	851	11,563	12,414	(7,362)	5,052	1986	1 - 40
Colonial Grand at Traditions	Gulf Shores,AL	—		3,211	25,162	—	2,106	3,211	27,268	30,479	(5,623)	24,856	2007	1 - 40
Colonial Grand at Edgewater	Huntsville, AL	—		4,943	38,673	—	4,291	4,943	42,964	47,907	(7,608)	40,299	1990	1 - 40
Colonial Promenade at Huntsville	Huntsville, AL	—		2,000	—	—	2	2,000	2	2,002	(1)	2,001	2017	1 - 40
Paddock Club at Providence	Huntsville, AL	—		909	10,152	830	13,817	1,739	23,969	25,708	(13,490)	12,218	1993	1 - 40
Colonial Grand at Madison	Madison, AL	—		3,601	28,934	—	1,413	3,601	30,347	33,948	(5,973)	27,975	2000	1 - 40
Cypress Village	Orange Beach, AL	—		1,290	12,238	—	1,588	1,290	13,826	15,116	(2,472)	12,644	2008	1 - 40
Colonial Grand at Liberty Park	Vestavia Hills, AL	16,404		3,922	30,977	—	4,564	3,922	35,541	39,463	(6,857)	32,606	2000	1 - 40
Edge at Lyon's Gate	Phoenix, AZ	—		7,901	27,182	—	2,355	7,901	29,537	37,438	(9,643)	27,795	2007	1 - 40
Residences at Fountainhead	Phoenix, AZ	—		12,212	56,705	—	797	12,212	57,502	69,714	(2,683)	67,031	2015	1 - 40
Sky View Ranch	Gilbert, AZ	—		2,668	14,577	—	2,179	2,668	16,756	19,424	(5,147)	14,277	2007	1 - 40
Talus Ranch	Phoenix, AZ	—		12,741	47,701	—	2,758	12,741	50,459	63,200	(19,329)	43,871	2005	1 - 40
Colonial Grand at Inverness Commons	Mesa, AZ	—		4,219	26,255	—	1,409	4,219	27,664	31,883	(5,232)	26,651	2002	1 - 40
Colonial Grand at Scottsdale	Scottsdale, AZ	—		3,612	20,273	—	1,934	3,612	22,207	25,819	(4,217)	21,602	1999	1 - 40
Colonial Grand at OldTown Scottsdale	Scottsdale, AZ	—		7,820	51,627	—	4,414	7,820	56,041	63,861	(10,256)	53,605	1994/95	1 - 40
SkySong	Scottsdale, AZ	—		—	55,748	—	1,176	—	56,924	56,924	(3,827)	53,097	2014	1 - 40
Calais Forest	Little Rock, AR	—		1,026	9,244	—	7,741	1,026	16,985	18,011	(11,422)	6,589	1987	1 - 40
Napa Valley	Little Rock, AR	—		960	8,642	—	5,361	960	14,003	14,963	(9,166)	5,797	1984	1 - 40
Palisades at Chenal Valley	Little Rock, AR	—		2,560	25,234	—	3,395	2,560	28,629	31,189	(6,366)	24,823	2006	1 - 40
Ridge at Chenal Valley	Little Rock, AR	—		2,626	—	—	27,537	2,626	27,537	30,163	(3,935)	26,228	2012	1 - 40
Westside Creek	Little Rock, AR	—		1,271	11,463	—	8,285	1,271	19,748	21,019	(12,205)	8,814	1984/86	1 - 40
Tiffany Oaks	Altamonte Springs, FL	—		1,024	9,219	—	5,389	1,024	14,608	15,632	(9,658)	5,974	1985	1 - 40
Indigo Point	Brandon, FL	—	(1)	1,167	10,500	—	3,514	1,167	14,014	15,181	(8,515)	6,666	1989	1 - 40

														Life used to compute depreciation in latest income statement (4)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Paddock Club Brandon	Brandon, FL	—		2,896	26,111	—	6,192	2,896	32,303	35,199	(19,400)	15,799	1998	1 - 40
Colonial Grand at Lakewood Ranch	Bradenton, FL	—		2,980	40,230	—	3,072	2,980	43,302	46,282	(7,910)	38,372	1999	1 - 40
The Preserve at Coral Square	Coral Springs, FL	—		9,600	40,004	—	9,175	9,600	49,179	58,779	(22,555)	36,224	1996	1 - 40
Paddock Club Gainesville	Gainesville, FL	—		1,800	15,879	—	4,689	1,800	20,568	22,368	(9,467)	12,901	1999	1 - 40
The Retreat at Magnolia Park	Gainesville, FL	—		2,040	16,338	—	745	2,040	17,083	19,123	(3,920)	15,203	2009	1 - 40
Colonial Grand at Heathrow	Heathrow, FL	20,310		4,101	35,684	—	2,667	4,101	38,351	42,452	(7,306)	35,146	1997	1 - 40
220 Riverside	Jacksonville, FL	—		2,500	38,416	—	2,753	2,500	41,169	43,669	(2,388)	41,281	2015	1 - 40
Atlantic Crossing	Jacksonville, FL	—		4,000	19,495	—	1,546	4,000	21,041	25,041	(5,022)	20,019	2008	1 - 40
Colonial Grand at Randall Lakes II	Jacksonville, FL	—		3,200	—	—	36,696	3,200	36,696	39,896	(982)	38,914	2017	1 - 40
Cooper's Hawk	Jacksonville, FL	—		854	7,500	—	3,494	854	10,994	11,848	(7,952)	3,896	1987	1 - 40
Hunter's Ridge at Deerwood	Jacksonville, FL	—		1,533	13,835	—	5,369	1,533	19,204	20,737	(12,455)	8,282	1987	1 - 40
Lakeside	Jacksonville, FL	—		1,430	12,883	—	8,093	1,430	20,976	22,406	(14,894)	7,512	1985	1 - 40
Lighthouse at Fleming Island	Jacksonville, FL	—	(1)	4,047	35,052	—	5,170	4,047	40,222	44,269	(19,570)	24,699	2003	1 - 40
Paddock Club Mandarin	Jacksonville, FL	—		1,411	14,967	—	2,924	1,411	17,891	19,302	(8,887)	10,415	1998	1 - 40
St. Augustine	Jacksonville, FL	—		2,857	6,475	—	19,684	2,857	26,159	29,016	(12,327)	16,689	1987	1 - 40
St. Augustine II	Jacksonville, FL	—		—	—	—	2	—	2	2	(1)	1	2008	1 - 40
Tattersall at Tapestry Park	Jacksonville, FL	—		6,417	36,069	—	1,056	6,417	37,125	43,542	(8,354)	35,188	2009	1 - 40
Woodhollow	Jacksonville, FL	—		1,686	15,179	(8)	8,795	1,678	23,974	25,652	(16,277)	9,375	1986	1 - 40
Colonial Grand at Town Park	Lake Mary, FL	—		5,742	56,562	—	3,455	5,742	60,017	65,759	(11,755)	54,004	2005	1 - 40
Colonial Grand at Town Park Reserve	Lake Mary, FL	—		3,481	10,311	—	353	3,481	10,664	14,145	(2,132)	12,013	2004	1 - 40
Colonial Grand at Lake Mary	Lake Mary, FL	—		6,346	41,539	—	23,107	6,346	64,646	70,992	(9,528)	61,464	2012	1 - 40
Retreat at Lake Nona	Orlando, FL	—		7,880	41,175	—	3,708	7,880	44,883	52,763	(8,533)	44,230	2006	1 - 40
Colonial Grand at Heather Glen	Orlando, FL	—		4,662	56,988	—	4,428	4,662	61,416	66,078	(11,119)	54,959	2000	1 - 40
Colonial Grand at Randal Lakes	Orlando, FL	—		5,659	50,553	—	10,643	5,659	61,196	66,855	(6,052)	60,803	2013	1 - 40
Post Lake at Baldwin Park	Orlando, FL	—		18,101	144,200	—	496	18,101	144,696	162,797	(6,212)	156,585	2011	1 - 40
Post Lakeside	Orlando, FL	—		7,046	52,585	—	166	7,046	52,751	59,797	(2,097)	57,700	2013	1 - 40
Post Parkside	Orlando, FL	—		5,669	49,754	—	665	5,669	50,419	56,088	(2,187)	53,901	1999	1 - 40
Park Crest at Innisbrook	Palm Harbor, FL	27,159		6,900	26,613	—	2,229	6,900	28,842	35,742	(9,123)	26,619	2000	1 - 40
The Club at Panama Beach	Panama City, FL	—		898	14,276	(5)	3,952	893	18,228	19,121	(9,868)	9,253	2000	1 - 40
Colonial Village at Twin Lakes	Sanford, FL	23,246		3,091	47,793	—	1,777	3,091	49,570	52,661	(9,338)	43,323	2005	1 - 40
Paddock Club Tallahassee	Tallahassee, FL	—		530	4,805	950	14,458	1,480	19,263	20,743	(12,330)	8,413	1992	1 - 40

														Life used to compute depreciation in latest income statement (4)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Verandas at Southwood	Tallahassee, FL	—		3,600	25,914	—	731	3,600	26,645	30,245	(3,219)	27,026	2003	1 - 40
Belmere	Tampa, FL	—		852	7,667	—	6,725	852	14,392	15,244	(9,850)	5,394	1984	1 - 40
Links at Carrollwood	Tampa, FL	—		817	7,355	110	5,168	927	12,523	13,450	(7,945)	5,505	1980	1 - 40
Post Bay at Rocky Point	Tampa, FL	—		4,541	28,381	—	366	4,541	28,747	33,288	(1,197)	32,091	1997	1 - 40
Post Harbour Place	Tampa, FL	—		16,296	116,193	—	2,031	16,296	118,224	134,520	(5,209)	129,311	1997	1 - 40
Post Hyde Park	Tampa, FL	42,050		16,891	95,259	—	975	16,891	96,234	113,125	(4,263)	108,862	1994	1 - 40
Post Rocky Point	Tampa, FL	—		35,260	153,102	—	2,994	35,260	156,096	191,356	(6,618)	184,738	1994-1996	1 - 40
Post Soho Square	Tampa, FL	—		5,190	56,296	—	96	5,190	56,392	61,582	(2,224)	59,358	2012	1 - 40
Village Oaks	Tampa, FL	—		2,738	19,055	153	2,334	2,891	21,389	24,280	(6,969)	17,311	2005	1 - 40
Colonial Grand at Hampton Preserve	Tampa, FL	—		6,233	69,535	—	1,264	6,233	70,799	77,032	(12,363)	64,669	2012	1 - 40
Colonial Grand at Seven Oaks	Wesley Chapel, FL	—		3,051	42,768	—	1,879	3,051	44,647	47,698	(7,910)	39,788	2004	1 - 40
Colonial Grand at Windermere	Windermere, FL	—		2,711	36,710	—	1,023	2,711	37,733	40,444	(6,520)	33,924	2009	1 - 40
Allure at Brookwood	Atlanta, GA	—		11,168	52,758	—	4,313	11,168	57,071	68,239	(11,027)	57,212	2008	1 - 40
Allure in Buckhead Village Residential	Atlanta, GA	—		8,633	19,844	—	5,931	8,633	25,775	34,408	(5,890)	28,518	2002	1 - 40
The High Rise at Post Alexander	Atlanta, GA	—		8,435	92,294	—	157	8,435	92,451	100,886	(5,333)	95,553	2015	1 - 40
Post Alexander	Atlanta, GA	—		15,440	73,278	—	887	15,440	74,165	89,605	(2,495)	87,110	2006	1 - 40
Post Briarcliff	Atlanta, GA	54,386		24,645	114,921	—	1,142	24,645	116,063	140,708	(4,774)	135,934	1996	1 - 40
Post Brookhaven	Atlanta, GA	—		29,048	106,463	—	1,519	29,048	107,982	137,030	(4,724)	132,306	1989-1992	1 - 40
Post Chastain	Atlanta, GA	—		30,223	82,964	—	578	30,223	83,542	113,765	(3,428)	110,337	1990	1 - 40
Post Crossing	Atlanta, GA	24,418		15,799	48,054	—	812	15,799	48,866	64,665	(2,075)	62,590	1995	1 - 40
Post Gardens	Atlanta, GA	—		17,907	56,093	—	894	17,907	56,987	74,894	(2,525)	72,369	1996	1 - 40
Post Glen	Atlanta, GA	25,370		13,878	51,079	—	889	13,878	51,968	65,846	(2,167)	63,679	1996	1 - 40
Post Midtown	Atlanta, GA	—		7,000	44,000	—	39,542	7,000	83,542	90,542	(1,008)	89,534	2017	1 - 40
Post Parkside	Atlanta, GA	—		11,025	34,277	—	282	11,025	34,559	45,584	(1,359)	44,225	1999	1 - 40
Post Peachtree Hills	Atlanta, GA	—		11,974	55,264	—	168	11,974	55,432	67,406	(2,252)	65,154	1992-1994/2009	1 - 40
Post Riverside	Atlanta, GA	—		23,765	89,369	—	1,785	23,765	91,154	114,919	(4,224)	110,695	1996	1 - 40
Post Spring	Atlanta, GA	—		18,596	57,819	—	974	18,596	58,793	77,389	(2,652)	74,737	1999	1 - 40
Post Stratford	Atlanta, GA	—		—	30,051	—	1,071	—	31,122	31,122	(1,374)	29,748	1999	1 - 40
Sanctuary at Oglethorpe	Atlanta, GA	—		6,875	31,441	—	3,089	6,875	34,530	41,405	(11,742)	29,663	1994	1 - 40
Prescott	Duluth, GA	—	(2)	3,840	24,011	—	3,801	3,840	27,812	31,652	(12,505)	19,147	2001	1 - 40
Colonial Grand at Berkeley Lake	Duluth, GA	—		1,960	15,707	—	1,690	1,960	17,397	19,357	(3,853)	15,504	1998	1 - 40

														Life used to compute depreciation in latest income statement (4)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Colonial Grand at River Oaks	Duluth, GA	—		4,360	13,579	—	1,647	4,360	15,226	19,586	(4,196)	15,390	1992	1 - 40
Colonial Grand at River Plantation	Duluth, GA	—		2,059	19,158	—	1,789	2,059	20,947	23,006	(4,601)	18,405	1994	1 - 40
Colonial Grand at McDaniel Farm	Duluth, GA	—		3,985	32,206	—	3,419	3,985	35,625	39,610	(7,730)	31,880	1997	1 - 40
Colonial Grand at Pleasant Hill	Duluth, GA	—		6,753	32,202	—	3,538	6,753	35,740	42,493	(7,468)	35,025	1996	1 - 40
Colonial Grand at Mount Vernon	Dunwoody, GA	15,430		6,861	23,748	—	2,898	6,861	26,646	33,507	(4,792)	28,715	1997	1 - 40
Lake Lanier Club I	Gainesville, GA	—		3,560	22,611	—	5,243	3,560	27,854	31,414	(12,146)	19,268	1998	1 - 40
Lake Lanier Club II	Gainesville, GA	—	(2)	3,150	18,383	—	2,369	3,150	20,752	23,902	(9,008)	14,894	2001	1 - 40
Colonial Grand at Shiloh	Kennesaw, GA	29,518		4,864	45,893	—	3,323	4,864	49,216	54,080	(9,697)	44,383	2002	1 - 40
Millstead Village	LaGrange, GA	—		3,100	29,240	—	793	3,100	30,033	33,133	(5,314)	27,819	1998	1 - 40
Colonial Grand at Barrett Creek	Marietta, GA	—		5,661	26,186	—	2,565	5,661	28,751	34,412	(6,365)	28,047	1999	1 - 40
Colonial Grand at Godley Station	Pooler, GA	10,151		1,800	35,454	—	2,764	1,800	38,218	40,018	(6,821)	33,197	2001	1 - 40
Colonial Grand at Godley Lake	Pooler, GA	—		1,750	30,893	—	1,030	1,750	31,923	33,673	(6,025)	27,648	2008	1 - 40
Avala at Savannah Quarters	Savannah, GA	—		1,500	24,862	—	1,854	1,500	26,716	28,216	(5,954)	22,262	2009	1 - 40
Georgetown Grove	Savannah, GA	—		1,288	11,579	—	3,332	1,288	14,911	16,199	(9,397)	6,802	1997	1 - 40
Colonial Grand at Hammocks	Savannah, GA	—		2,441	36,863	—	3,623	2,441	40,486	42,927	(7,210)	35,717	1997	1 - 40
Colonial Village at Greentree	Savannah, GA	—		1,710	10,494	—	1,268	1,710	11,762	13,472	(2,729)	10,743	1984	1 - 40
Colonial Village at Huntington	Savannah, GA	—		2,521	8,223	—	905	2,521	9,128	11,649	(1,867)	9,782	1986	1 - 40
Colonial Village at Marsh Cove	Savannah, GA	—		5,231	8,555	—	902	5,231	9,457	14,688	(2,289)	12,399	1983	1 - 40
Oaks at Wilmington Island	Savannah, GA	—		2,910	25,315	(46)	4,169	2,864	29,484	32,348	(11,378)	20,970	1999	1 - 40
Highlands of West Village I	Smyrna, GA	38,390		9,052	43,395	—	6,354	9,052	49,749	58,801	(5,779)	53,022	2006	1 - 40
Highlands of West Village II	Smyrna, GA	—		5,358	30,338	—	75	5,358	30,413	35,771	(3,263)	32,508	2012	1 - 40
Haven at Praire Trace	Overland Park, KS	—		3,500	40,614	—	1,037	3,500	41,651	45,151	(2,682)	42,469	2015	1 - 40
Grand Reserve at Pinnacle	Lexington, KY	—		2,024	31,525	—	5,178	2,024	36,703	38,727	(17,027)	21,700	2000	1 - 40
Lakepointe	Lexington, KY	—		411	3,699	—	2,523	411	6,222	6,633	(4,483)	2,150	1986	1 - 40
Mansion, The	Lexington, KY	—		694	6,242	—	3,619	694	9,861	10,555	(7,114)	3,441	1989	1 - 40
Village, The	Lexington, KY	—		900	8,097	—	4,625	900	12,722	13,622	(9,221)	4,401	1989	1 - 40
Stonemill Village	Louisville, KY	—		1,169	10,518	—	9,404	1,169	19,922	21,091	(13,816)	7,275	1985	1 - 40
Crosswinds	Jackson, MS	—		1,535	13,826	—	5,097	1,535	18,923	20,458	(12,940)	7,518	1989	1 - 40
Pear Orchard	Jackson, MS	—		1,351	12,168	—	8,521	1,351	20,689	22,040	(14,664)	7,376	1985	1 - 40
Reflection Pointe	Jackson, MS	—		710	8,770	138	8,575	848	17,345	18,193	(11,865)	6,328	1986	1 - 40
Lakeshore Landing	Ridgeland, MS	—		676	6,284	—	3,232	676	9,516	10,192	(4,628)	5,564	1974	1 - 40

														Life used to compute depreciation in latest income statement (4)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Market Station	Kansas City, MO	—		5,814	46,241	—	1,934	5,814	48,175	53,989	(8,671)	45,318	2010	1 - 40
Residences at Burlington Creek	Kansas City, MO	—		4,000	42,144	—	767	4,000	42,911	46,911	(3,348)	43,563	2013/14	1 - 40
The Denton	Kansas City, MO	—		750	8,795	—	339	750	9,134	9,884	(465)	9,419	2014	1 - 40
The Denton II	Kansas City, MO	—		770	—	—	23,932	770	23,932	24,702	(112)	24,590	2017	1 - 40
Colonial Grand at Desert Vista	North Las Vegas, NV	—		4,091	29,826	—	1,276	4,091	31,102	35,193	(6,026)	29,167	2009	1 - 40
Colonial Grand at Palm Vista	North Las Vegas, NV	—		4,909	25,643	—	2,308	4,909	27,951	32,860	(5,614)	27,246	2007	1 - 40
Colonial Village at Beaver Creek	Apex, NC	—		7,491	34,863	—	1,496	7,491	36,359	43,850	(6,608)	37,242	2007	1 - 40
Hermitage at Beechtree	Cary, NC	—	(1)	900	8,099	—	4,798	900	12,897	13,797	(8,071)	5,726	1988	1 - 40
Waterford Forest	Cary, NC	—	(2)	4,000	20,250	—	3,518	4,000	23,768	27,768	(10,446)	17,322	1996	1 - 40
1225 South Church I	Charlotte, NC	—		9,612	22,342	—	28,236	9,612	50,578	60,190	(7,567)	52,623	2010	1 - 40
Colonial Grand at Ayrsley	Charlotte, NC	—		2,481	52,119	—	13,417	2,481	65,536	68,017	(10,937)	57,080	2008	1 - 40
Colonial Grand at Beverly Crest	Charlotte, NC	16,462		3,161	24,004	—	2,515	3,161	26,519	29,680	(4,865)	24,815	1996	1 - 40
Colonial Grand at Legacy Park	Charlotte, NC	—		2,891	28,272	—	1,944	2,891	30,216	33,107	(5,735)	27,372	2001	1 - 40
Colonial Grand at Mallard Creek	Charlotte, NC	14,520		4,591	27,713	—	1,407	4,591	29,120	33,711	(5,561)	28,150	2005	1 - 40
Colonial Grand at Mallard Lake	Charlotte, NC	19,942		3,250	31,389	—	3,208	3,250	34,597	37,847	(6,630)	31,217	1998	1 - 40
Colonial Grand at University Center	Charlotte, NC	—		1,620	17,499	—	638	1,620	18,137	19,757	(3,229)	16,528	2005	1 - 40
Colonial Reserve at South End	Charlotte, NC	—		4,628	44,282	—	11,365	4,628	55,647	60,275	(5,287)	54,988	2013	1 - 40
Colonial Village at Chancellor Park	Charlotte, NC	—		5,311	28,016	—	3,594	5,311	31,610	36,921	(5,693)	31,228	1999	1 - 40
Colonial Village at South Tryon	Charlotte, NC	—		2,260	19,489	—	1,623	2,260	21,112	23,372	(3,961)	19,411	2002	1 - 40
Colonial Village at Timber Crest	Charlotte, NC	—		2,901	17,192	—	2,073	2,901	19,265	22,166	(3,350)	18,816	2000	1 - 40
Enclave	Charlotte, NC	—		1,461	18,984	—	935	1,461	19,919	21,380	(3,169)	18,211	2008	1 - 40
Post Ballantyne	Charlotte, NC	—		16,216	44,817	—	998	16,216	45,815	62,031	(1,879)	60,152	2004	1 - 40
Post Gateway Place	Charlotte, NC	—		17,528	57,444	—	1,487	17,528	58,931	76,459	(2,609)	73,850	2000	1 - 40
Post Park at Phillips Place	Charlotte, NC	—		20,869	65,517	—	1,524	20,869	67,041	87,910	(2,840)	85,070	1996	1 - 40
Post South End	Charlotte, NC	—		18,835	58,795	—	815	18,835	59,610	78,445	(2,298)	76,147	2009	1 - 40
Post Uptown Place	Charlotte, NC	—		10,888	30,078	—	779	10,888	30,857	41,745	(1,318)	40,427	2000	1 - 40
Colonial Grand at Cornelius	Cornelius, NC	—		4,571	29,151	—	1,128	4,571	30,279	34,850	(5,908)	28,942	2009	1 - 40
Colonial Grand at Patterson Place	Durham, NC	13,343		2,590	27,126	—	2,318	2,590	29,444	32,034	(5,415)	26,619	1997	1 - 40
Colonial Village at Deerfield	Durham, NC	—		3,271	15,609	—	1,193	3,271	16,802	20,073	(3,766)	16,307	1985	1 - 40
Colonial Grand at Research Park	Durham, NC	—		4,201	37,682	—	1,951	4,201	39,633	43,834	(7,551)	36,283	2002	1 - 40
Colonial Grand at Huntersville	Huntersville, NC	—		4,251	31,948	—	1,931	4,251	33,879	38,130	(6,387)	31,743	2008	1 - 40

													Life used to compute depreciation in latest income statement (4)
			Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Colonial Village at Matthews	Matthews, NC	—	3,071	21,830	—	4,142	3,071	25,972	29,043	(5,473)	23,570	2008	1 - 40
Colonial Grand at Matthews Commons	Matthews, NC	—	3,690	28,536	—	1,917	3,690	30,453	34,143	(5,634)	28,509	2008	1 - 40
Colonial Grand at Arringdon	Morrisville, NC	22,153	6,401	31,134	—	2,313	6,401	33,447	39,848	(6,286)	33,562	2003	1 - 40
Colonial Grand at Brier Creek	Raleigh, NC	28,856	7,372	50,202	—	1,931	7,372	52,133	59,505	(9,311)	50,194	2010	1 - 40
Colonial Grand at Brier Falls	Raleigh, NC	—	6,572	48,910	—	1,428	6,572	50,338	56,910	(8,905)	48,005	2008	1 - 40
Colonial Grand at Crabtree Valley	Raleigh, NC	12,219	2,241	18,434	—	1,381	2,241	19,815	22,056	(3,451)	18,605	1997	1 - 40
Hue	Raleigh, NC	—	3,690	29,910	—	2,324	3,690	32,234	35,924	(6,690)	29,234	2009	1 - 40
Colonial Grand at Trinity Commons	Raleigh, NC	—	5,232	45,138	—	2,447	5,232	47,585	52,817	(9,293)	43,524	2000/02	1 - 40
Post Parkside at Wade	Raleigh, NC	—	7,196	51,972	—	207	7,196	52,179	59,375	(2,136)	57,239	2011	1 - 40
Post Parkside at Wade II	Raleigh, NC	—	9,450	46,316	587	1,485	10,037	47,801	57,838	(2,927)	54,911	2017	1 - 40
Preserve at Brier Creek	Raleigh, NC	—	5,850	21,980	(19)	24,756	5,831	46,736	52,567	(16,187)	36,380	2004	1 - 40
Providence at Brier Creek	Raleigh, NC	—	4,695	29,007	—	1,684	4,695	30,691	35,386	(10,093)	25,293	2007	1 - 40
Tanglewood	Anderson, SC	—	427	3,853	—	3,119	427	6,972	7,399	(5,131)	2,268	1980	1 - 40
Colonial Grand at Cypress Cove	Charleston, SC	—	3,610	28,645	—	1,875	3,610	30,520	34,130	(5,807)	28,323	2001	1 - 40
Colonial Village at Hampton Pointe	Charleston, SC	—	3,971	22,790	—	4,148	3,971	26,938	30,909	(5,047)	25,862	1986	1 - 40
Colonial Grand at Quarterdeck	Charleston, SC	—	920	24,097	—	5,458	920	29,555	30,475	(5,278)	25,197	1987	1 - 40
Colonial Village at Westchase	Charleston, SC	—	4,571	20,091	—	2,714	4,571	22,805	27,376	(4,917)	22,459	1985	1 - 40
River's Walk	Charleston, SC	—	5,200	28,682	—	487	5,200	29,169	34,369	(3,074)	31,295	2013	1 - 40
River's Walk II	Charleston, SC	—	3,631	10,748	—	958	3,631	11,706	15,337	(409)	14,928	2016	1 - 40
1201 Midtown	Charleston, SC	—	11,929	57,885	—	470	11,929	58,355	70,284	(1,841)	68,443	2015	1 - 40
Fairways, The	Columbia, SC	—	910	8,207	—	3,396	910	11,603	12,513	(8,360)	4,153	1992	1 - 40
Paddock Club Columbia	Columbia, SC	—	1,840	16,560	—	4,623	1,840	21,183	23,023	(13,619)	9,404	1991	1 - 40
Colonial Village at Windsor Place	Goose Creek, SC	—	1,321	14,163	—	2,437	1,321	16,600	17,921	(3,543)	14,378	1985	1 - 40
Highland Ridge	Greenville, SC	—	482	4,337	—	2,720	482	7,057	7,539	(4,598)	2,941	1984	1 - 40
Howell Commons	Greenville, SC	—	1,304	11,740	—	3,554	1,304	15,294	16,598	(10,353)	6,245	1987	1 - 40
Paddock Club Greenville	Greenville, SC	—	1,200	10,800	—	2,003	1,200	12,803	14,003	(8,381)	5,622	1996	1 - 40
Park Haywood	Greenville, SC	—	325	2,925	35	4,513	360	7,438	7,798	(5,403)	2,395	1983	1 - 40
Spring Creek	Greenville, SC	—	597	5,374	(14)	3,034	583	8,408	8,991	(5,861)	3,130	1985	1 - 40
Innovation Apartment Homes	Greenville, SC	—	4,437	52,026	—	998	4,437	53,024	57,461	(2,272)	55,189	2015	1 - 40
Runaway Bay	Mt. Pleasant, SC	—	1,085	7,269	12	6,362	1,097	13,631	14,728	(8,793)	5,935	1988	1 - 40
Colonial Grand at Commerce Park	North Charleston, SC	—	2,780	33,966	—	1,596	2,780	35,562	38,342	(6,498)	31,844	2008	1 - 40

													Life used to compute depreciation in latest income statement (4)
			Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
535 Brookwood	Simpsonville, SC	12,317	1,216	18,666	—	1,392	1,216	20,058	21,274	(5,264)	16,010	2008	1 - 40
Park Place	Spartanburg, SC	—	723	6,504	—	3,114	723	9,618	10,341	(6,383)	3,958	1987	1 - 40
Farmington Village	Summerville, SC	—	2,800	26,295	—	2,058	2,800	28,353	31,153	(9,829)	21,324	2007	1 - 40
Colonial Village at Waters Edge	Summerville, SC	—	2,103	9,187	—	3,408	2,103	12,595	14,698	(3,026)	11,672	1985	1 - 40
Hamilton Pointe	Chattanooga, TN	—	1,131	10,632	—	4,637	1,131	15,269	16,400	(7,385)	9,015	1989	1 - 40
Hidden Creek	Chattanooga, TN	—	972	8,954	—	5,524	972	14,478	15,450	(5,866)	9,584	1987	1 - 40
Steeplechase	Chattanooga, TN	—	217	1,957	—	3,208	217	5,165	5,382	(3,559)	1,823	1986	1 - 40
Windridge	Chattanooga, TN	—	817	7,416	—	4,049	817	11,465	12,282	(7,558)	4,724	1984	1 - 40
Kirby Station	Memphis, TN	—	1,148	10,337	—	10,379	1,148	20,716	21,864	(13,511)	8,353	1978	1 - 40
Lincoln on the Green	Memphis, TN	—	1,498	20,483	—	15,626	1,498	36,109	37,607	(25,025)	12,582	1992	1 - 40
Park Estate	Memphis, TN	—	178	1,141	—	4,850	178	5,991	6,169	(4,701)	1,468	1974	1 - 40
Reserve at Dexter Lake	Memphis, TN	—	1,260	16,043	2,147	39,943	3,407	55,986	59,393	(25,518)	33,875	2000	1 - 40
Paddock Club Murfreesboro	Murfreesboro, TN	—	915	14,774	—	3,313	915	18,087	19,002	(9,080)	9,922	1999	1 - 40
Acklen West End	Nashville, TN	—	12,761	58,906	—	22	12,761	58,928	71,689	—	71,689	2015	1 - 40
Aventura at Indian Lake Village	Nashville, TN	—	4,950	28,053	—	1,436	4,950	29,489	34,439	(6,560)	27,879	2010	1 - 40
Avondale at Kennesaw	Nashville, TN	16,974	3,456	22,443	—	2,314	3,456	24,757	28,213	(6,530)	21,683	2008	1 - 40
Brentwood Downs	Nashville, TN	—	1,193	10,739	(2)	6,436	1,191	17,175	18,366	(11,551)	6,815	1986	1 - 40
Charlotte at Midtown	Nashville, TN	—	7,898	54,480	—	485	7,898	54,965	62,863	(1,174)	61,689	2016	1 - 40
Colonial Grand at Bellevue	Nashville, TN	20,500	8,622	34,229	—	2,437	8,622	36,666	45,288	(7,283)	38,005	1996	1 - 40
Colonial Grand at Bellevue (Phase II)	Nashville, TN	—	8,656	29,967	(2)	79	8,654	30,046	38,700	(2,049)	36,651	2015	1 - 40
Grand View Nashville	Nashville, TN	—	2,963	33,673	—	7,363	2,963	41,036	43,999	(18,536)	25,463	2001	1 - 40
Monthaven Park	Nashville, TN	—	2,736	28,902	—	5,528	2,736	34,430	37,166	(16,247)	20,919	2000	1 - 40
Park at Hermitage	Nashville, TN	—	1,524	14,800	—	8,876	1,524	23,676	25,200	(16,508)	8,692	1987	1 - 40
Venue at Cool Springs	Nashville, TN	—	6,670	—	—	51,315	6,670	51,315	57,985	(7,208)	50,777	2012	1 - 40
Verandas at Sam Ridley	Nashville, TN	20,891	3,350	28,308	—	1,835	3,350	30,143	33,493	(7,833)	25,660	2009	1 - 40
Balcones Woods	Austin, TX	—	1,598	14,398	—	8,967	1,598	23,365	24,963	(15,439)	9,524	1983	1 - 40
Colonial Grand at Canyon Creek	Austin, TX	13,662	3,621	32,137	—	1,521	3,621	33,658	37,279	(6,430)	30,849	2008	1 - 40
Colonial Grand at Canyon Ranch	Austin, TX	—	3,778	20,201	—	1,860	3,778	22,061	25,839	(4,653)	21,186	2003	1 - 40
Colonial Grand at Double Creek	Austin, TX	—	3,131	29,375	—	628	3,131	30,003	33,134	(5,805)	27,329	2013	1 - 40
Colonial Grand at Onion Creek	Austin, TX	—	4,902	33,010	—	1,471	4,902	34,481	39,383	(6,685)	32,698	2009	1 - 40

													Life used to compute depreciation in latest income statement (4)
			Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Grand Reserve at Sunset Valley	Austin, TX	—	3,150	11,393	—	3,466	3,150	14,859	18,009	(6,730)	11,279	1996	1 - 40
Colonial Village at Quarry Oaks	Austin, TX	30,417	4,621	34,461	—	5,455	4,621	39,916	44,537	(8,254)	36,283	1996	1 - 40
Colonial Grand at Wells Branch	Austin, TX	—	3,094	32,283	294	1,355	3,388	33,638	37,026	(6,078)	30,948	2008	1 - 40
Legacy at Western Oaks	Austin, TX	—	9,100	49,339	—	(172)	9,100	49,167	58,267	(9,860)	48,407	2001	1 - 40
Post Barton Creek	Austin, TX	—	8,683	21,497	—	608	8,683	22,105	30,788	(1,043)	29,745	1998	1 - 40
Post Park Mesa	Austin, TX	—	4,653	19,828	—	316	4,653	20,144	24,797	(845)	23,952	1992	1 - 40
Post South Lamar	Austin, TX	—	11,542	41,293	—	380	11,542	41,673	53,215	(2,190)	51,025	2011	1 - 40
Post South Lamar II	Austin, TX	—	9,000	32,800	—	19,352	9,000	52,152	61,152	(632)	60,520	2017	1 - 40
Post West Austin	Austin, TX	—	7,805	48,843	—	772	7,805	49,615	57,420	(2,516)	54,904	2009	1 - 40
Silverado	Austin, TX	—	2,900	24,009	—	3,732	2,900	27,741	30,641	(11,160)	19,481	2003	1 - 40
Stassney Woods	Austin, TX	—	1,621	7,501	—	8,181	1,621	15,682	17,303	(9,736)	7,567	1985	1 - 40
Travis Station	Austin, TX	—	2,281	6,169	—	7,563	2,281	13,732	16,013	(8,652)	7,361	1987	1 - 40
Woods, The	Austin, TX	—	1,405	12,769	—	8,148	1,405	20,917	22,322	(9,518)	12,804	1977	1 - 40
Colonial Village at Shoal Creek	Bedford, TX	18,662	4,982	27,377	—	2,916	4,982	30,293	35,275	(6,180)	29,095	1996	1 - 40
Colonial Village at Willow Creek	Bedford, TX	22,424	3,109	33,488	—	6,321	3,109	39,809	42,918	(7,830)	35,088	1996	1 - 40
Colonial Grand at Hebron	Carrollton, TX	—	4,231	42,237	—	1,050	4,231	43,287	47,518	(7,470)	40,048	2011	1 - 40
Colonial Grand at Silverado	Cedar Park, TX	—	3,282	24,935	—	1,118	3,282	26,053	29,335	(4,926)	24,409	2005	1 - 40
Colonial Grand at Silverado Reserve	Cedar Park, TX	—	3,951	31,705	—	1,489	3,951	33,194	37,145	(6,140)	31,005	2005	1 - 40
Grand Cypress	Cypress, TX	—	3,881	24,267	—	1,115	3,881	25,382	29,263	(3,587)	25,676	2008	1 - 40
Courtyards at Campbell	Dallas, TX	—	988	8,893	—	3,664	988	12,557	13,545	(8,061)	5,484	1986	1 - 40
Deer Run	Dallas, TX	—	1,252	11,271	—	4,789	1,252	16,060	17,312	(10,211)	7,101	1985	1 - 40
Grand Courtyard	Dallas, TX	—	2,730	22,240	—	3,054	2,730	25,294	28,024	(10,396)	17,628	2000	1 - 40
Legends at Lowe's Farm	Dallas, TX	—	5,016	41,091	—	2,186	5,016	43,277	48,293	(9,655)	38,638	2008	1 - 40
Colonial Reserve at Medical District	Dallas, TX	—	4,050	33,779	—	1,831	4,050	35,610	39,660	(5,855)	33,805	2007	1 - 40
Post Abbey	Dallas, TX	—	2,711	4,369	—	61	2,711	4,430	7,141	(194)	6,947	1996	1 - 40
Post Addison Circle	Dallas, TX	—	12,308	189,419	—	2,234	12,308	191,653	203,961	(8,081)	195,880	1998-2000	1 - 40
Post Cole's Corner	Dallas, TX	—	13,030	14,383	—	607	13,030	14,990	28,020	(714)	27,306	1998	1 - 40
Post Eastside	Dallas, TX	—	7,134	58,095	—	271	7,134	58,366	65,500	(2,721)	62,779	2008	1 - 40
Post Gallery	Dallas, TX	—	4,391	7,910	—	351	4,391	8,261	12,652	(431)	12,221	1999	1 - 40
Post Heights	Dallas, TX	—	26,245	37,922	—	356	26,245	38,278	64,523	(1,753)	62,770	1998-1999/2009	1 - 40
Post Katy Trail	Dallas, TX	—	10,333	32,456	—	430	10,333	32,886	43,219	(1,280)	41,939	2010	1 - 40

														Life used to compute depreciation in latest income statement (4)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Post Legacy	Dallas, TX	—		6,575	55,277	—	996	6,575	56,273	62,848	(2,316)	60,532	2000	1 - 40
Post Meridian	Dallas, TX	—		8,780	13,654	—	104	8,780	13,758	22,538	(657)	21,881	1991	1 - 40
Post Sierra at Frisco Bridges	Dallas, TX	—		6,777	32,553	—	254	6,777	32,807	39,584	(1,692)	37,892	2009	1 - 40
Post Square	Dallas, TX	—		13,178	24,048	—	515	13,178	24,563	37,741	(1,005)	36,736	1996	1 - 40
Post Uptown Village	Dallas, TX	—		34,974	33,213	—	2,017	34,974	35,230	70,204	(1,543)	68,661	1995-2000	1 - 40
Post Vineyard	Dallas, TX	—		7,966	7,471	—	345	7,966	7,816	15,782	(332)	15,450	1996	1 - 40
Post Vintage	Dallas, TX	—		13,621	8,608	—	276	13,621	8,884	22,505	(414)	22,091	1993	1 - 40
Post Worthington	Dallas, TX	—		13,713	43,268	—	440	13,713	43,708	57,421	(1,841)	55,580	1993/2008	1 - 40
Watermark	Dallas, TX	—	(2)	960	14,438	—	2,735	960	17,173	18,133	(7,909)	10,224	2002	1 - 40
Colonial Grand at Bear Creek	Euless, TX	22,568		6,453	30,048	—	2,426	6,453	32,474	38,927	(6,868)	32,059	1998	1 - 40
Colonial Grand at Fairview	Fairview, TX	—		2,171	35,077	—	734	2,171	35,811	37,982	(6,128)	31,854	2012	1 - 40
La Valencia at Starwood	Frisco, TX	—		3,240	26,069	—	1,505	3,240	27,574	30,814	(7,080)	23,734	2009	1 - 40
Colonial Reserve at Frisco Bridges	Frisco, TX	—		1,968	34,018	—	1,159	1,968	35,177	37,145	(5,929)	31,216	2013	1 - 40
Colonial Village at Grapevine	Grapevine, TX	—		2,351	29,757	—	4,665	2,351	34,422	36,773	(6,590)	30,183	1985/1986	1 - 40
Greenwood Forest	Houston, TX	—		3,465	23,482	—	271	3,465	23,753	27,218	(3,996)	23,222	1994	1 - 40
Legacy Pines	Houston, TX	—	(2)	2,157	19,066	(15)	3,625	2,142	22,691	24,833	(11,275)	13,558	1999	1 - 40
Park Place (Houston)	Houston, TX	—		2,061	15,830	—	3,126	2,061	18,956	21,017	(7,396)	13,621	1996	1 - 40
Post Midtown Square	Houston, TX	—		19,038	89,570	—	706	19,038	90,276	109,314	(4,086)	105,228	1999/2013	1 - 40
Post 510	Houston, TX	—		7,227	33,366	—	182	7,227	33,548	40,775	(1,632)	39,143	2014	1 - 40
Post Afton Oaks	Houston, TX	—		11,503	65,469	—	3,371	11,503	68,840	80,343	(3,332)	77,011	2017	1 - 40
Ranchstone	Houston, TX	—		1,480	14,807	—	2,437	1,480	17,244	18,724	(6,546)	12,178	1996	1 - 40
Reserve at Woodwind Lakes	Houston, TX	—		1,968	19,928	—	3,545	1,968	23,473	25,441	(9,338)	16,103	1999	1 - 40
Retreat at Vintage Park	Houston, TX	—		8,211	40,352	—	704	8,211	41,056	49,267	(3,295)	45,972	2014	1 - 40
Yale at 6th	Houston, TX	—		13,107	62,764	—	774	13,107	63,538	76,645	(2,447)	74,198	2015	1 - 40
Cascade at Fall Creek	Humble, TX	—		5,985	40,011	—	2,249	5,985	42,260	48,245	(15,069)	33,176	2007	1 - 40
Bella Casita	Irving, TX	—	(2)	2,521	26,432	—	2,228	2,521	28,660	31,181	(7,073)	24,108	2007	1 - 40
Remington Hills	Irving, TX	—		4,390	21,822	—	10,259	4,390	32,081	36,471	(5,714)	30,757	1984	1 - 40
Colonial Reserve at Las Colinas	Irving, TX	—		3,902	40,691	—	1,389	3,902	42,080	45,982	(7,052)	38,930	2006	1 - 40
Colonial Grand at Valley Ranch	Irving, TX	23,246		5,072	37,397	—	10,559	5,072	47,956	53,028	(9,148)	43,880	1997	1 - 40
Colonial Village at Oakbend	Lewisville, TX	—		5,598	28,616	—	3,400	5,598	32,016	37,614	(6,326)	31,288	1997	1 - 40
Times Square at Craig Ranch	McKinney, TX	—		1,130	28,058	—	3,946	1,130	32,004	33,134	(8,610)	24,524	2009	1 - 40

														Life used to compute depreciation in latest income statement (4)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Venue at Stonebridge Ranch	McKinney, TX	—		4,034	19,528	—	892	4,034	20,420	24,454	(2,929)	21,525	2000	1 - 40
Cityscape at Market Center	Plano, TX	—		8,626	60,407	—	912	8,626	61,319	69,945	(5,746)	64,199	2013	1 - 40
Cityscape at Market Center II	Plano, TX	—		8,268	50,298	—	712	8,268	51,010	59,278	(2,779)	56,499	2015	1 - 40
Highwood	Plano, TX	—		864	7,783	—	3,424	864	11,207	12,071	(7,131)	4,940	1983	1 - 40
Los Rios Park	Plano, TX	—		3,273	28,823	—	6,093	3,273	34,916	38,189	(16,711)	21,478	2000	1 - 40
Boulder Ridge	Roanoke, TX	—		3,382	26,930	—	6,074	3,382	33,004	36,386	(14,140)	22,246	1999	1 - 40
Copper Ridge	Roanoke, TX	—		4,166	—	—	21,641	4,166	21,641	25,807	(5,222)	20,585	2009	1 - 40
Colonial Grand at Ashton Oaks	Round Rock, TX	—		5,511	36,241	—	1,875	5,511	38,116	43,627	(7,149)	36,478	2009	1 - 40
Colonial Grand at Round Rock	Round Rock, TX	23,752		4,691	45,379	—	1,970	4,691	47,349	52,040	(8,687)	43,353	1997	1 - 40
Colonial Village at Sierra Vista	Round Rock, TX	11,594		2,561	16,488	—	3,158	2,561	19,646	22,207	(3,973)	18,234	1999	1 - 40
Alamo Ranch	San Antonio, TX	—		2,380	26,982	—	2,496	2,380	29,478	31,858	(7,349)	24,509	2009	1 - 40
Bulverde Oaks	San Antonio, TX	—		4,257	36,759	—	1,067	4,257	37,826	42,083	(3,193)	38,890	2014	1 - 40
Haven at Blanco	San Antonio, TX	—		5,450	45,958	—	2,652	5,450	48,610	54,060	(9,271)	44,789	2010	1 - 40
Stone Ranch at Westover Hills	San Antonio, TX	17,874		4,000	24,992	—	2,487	4,000	27,479	31,479	(7,802)	23,677	2009	1 - 40
Cypresswood Court	Spring, TX	—	(2)	576	5,190	—	3,305	576	8,495	9,071	(5,839)	3,232	1984	1 - 40
Villages at Kirkwood	Stafford, TX	—		1,918	15,846	—	2,857	1,918	18,703	20,621	(8,500)	12,121	1996	1 - 40
Green Tree Place	Woodlands, TX	—	(2)	539	4,850	—	3,435	539	8,285	8,824	(5,787)	3,037	1984	1 - 40
Stonefield Commons	Charlottesville, VA	—		11,044	36,689	—	539	11,044	37,228	48,272	(3,479)	44,793	2013	1 - 40
Adalay Bay	Chesapeake, VA	—		5,280	31,341	—	2,835	5,280	34,176	39,456	(7,059)	32,397	2002	1 - 40
Colonial Village at Greenbrier	Fredericksburg, VA	—		4,842	21,677	—	1,334	4,842	23,011	27,853	(4,043)	23,810	1980	1 - 40
Seasons at Celebrate Virginia I	Fredericksburg, VA	—		14,490	32,083	—	39,037	14,490	71,120	85,610	(11,022)	74,588	2011	1 - 40
Station Square at Cosner's Corner	Fredericksburg, VA	—		8,580	35,700	—	669	8,580	36,369	44,949	(4,370)	40,579	2013	1 - 40
Station Square at Cosner's Corner II	Fredericksburg, VA	—		4,245	15,378	—	238	4,245	15,616	19,861	(724)	19,137	2016	1 - 40
Apartments at Cobblestone Square	Fredericksburg, VA	—		10,990	48,696	—	2,034	10,990	50,730	61,720	(3,467)	58,253	2012	1 - 40
Colonial Village at Hampton Glen	Glen Allen, VA	—		4,851	21,678	—	2,102	4,851	23,780	28,631	(4,448)	24,183	1986	1 - 40
Colonial Village at West End	Glen Allen, VA	11,425		4,661	18,908	—	2,488	4,661	21,396	26,057	(3,874)	22,183	1987	1 - 40
Township	Hampton, VA	—		1,509	8,189	—	8,077	1,509	16,266	17,775	(10,055)	7,720	1987	1 - 40
Colonial Village at Waterford	Midlothian, VA	—		6,733	29,221	—	3,304	6,733	32,525	39,258	(6,355)	32,903	1989	1 - 40
Ashley Park	Richmond, VA	—		4,761	13,365	—	1,627	4,761	14,992	19,753	(3,292)	16,461	1988	1 - 40
Colonial Village at Chase Gayton	Richmond, VA	—		6,021	29,004	—	2,902	6,021	31,906	37,927	(6,098)	31,829	1984	1 - 40
Hamptons at Hunton Park	Richmond, VA	—		4,930	35,598	—	3,573	4,930	39,171	44,101	(9,201)	34,900	2003	1 - 40

														Life used to compute depreciation in latest income statement (4)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Retreat at West Creek	Richmond, VA	—		7,112	36,136	—	1,206	7,112	37,342	44,454	(2,534)	41,920	2015	1 - 40
Retreat at West Creek II	Richmond, VA	—		3,000	—	—	12,082	3,000	12,082	15,082	(254)	14,828	2017	1 - 40
Radius	Newport News, VA	—		5,040	36,481	—	1,696	5,040	38,177	43,217	(2,473)	40,744	2012	1 - 40
Post Carlyle Square	Washington D.C.	—		29,728	154,309	—	556	29,728	154,865	184,593	(6,333)	178,260	2006/2013	1 - 40
Post Corners at Trinity Centre	Washington D.C.	36,946		7,664	70,012	—	922	7,664	70,934	78,598	(2,875)	75,723	1996	1 - 40
Post Fallsgrove	Washington D.C.	—		17,524	58,896	—	659	17,524	59,555	77,079	(2,528)	74,551	2003	1 - 40
Post Park	Washington D.C.	—		5,355	79,842	—	366	5,355	80,208	85,563	(4,293)	81,270	2010	1 - 40
Post Pentagon Row	Washington D.C.	—		30,452	125,091	—	1,182	30,452	126,273	156,725	(5,352)	151,373	2001	1 - 40
Post Tysons Corner	Washington D.C.	—		30,776	82,021	—	819	30,776	82,840	113,616	(3,427)	110,189	1990	1 - 40
Total Residential Properties		757,579		1,764,973	9,805,837	5,145	1,258,299	1,770,118	11,064,136	12,834,254	(2,044,805)	10,789,449
Allure at Buckhead	Atlanta, GA	—		867	3,465	—	54	867	3,519	4,386	(663)	3,723	2012	1 - 40
Highlands of West Village	Smyrna, GA	—		2,500	8,446	908	1,045	3,408	9,491	12,899	(1,044)	11,855	2012	1 - 40
The Denton	Kansas City, MO	—		700	4,439	—	21	700	4,460	5,160	(266)	4,894	2014	1 - 40
1225 South Church	Charlotte, NC	—		43	199	9	245	52	444	496	(104)	392	2010	1 - 40
Bella Casita at Las Colinas	Irving, TX	—	(2)	46	186	—	126	46	312	358	(76)	282	2007	1 - 40
Times Square at Craig Ranch	McKinney, TX	—		253	1,310	—	1,933	253	3,243	3,496	(480)	3,016	2009	1 - 40
Post Rocky Point	Tampa, FL	—		34	51	—	270	34	321	355	(22)	333	1994-1996	1 - 40
Post Training Facility	Atlanta, GA	—		1,092	968	—	3	1,092	971	2,063	(86)	1,977	1999	1 - 40
Post Riverside Office	Atlanta, GA	—		9,680	22,108	—	3,539	9,680	25,647	35,327	(1,457)	33,870	1996	1 - 40
Post Riverside Retail	Atlanta, GA	—		889	2,340	—	29	889	2,369	3,258	(171)	3,087	1996	1 - 40
Post Harbour Place	Tampa, FL	—		386	4,315	—	121	386	4,436	4,822	(206)	4,616	1997	1 - 40
Post Soho Square Retail	Tampa, FL	—		268	4,033	—	3	268	4,036	4,304	(236)	4,068	2012	1 - 40
Post Parkside Atlanta Retail	Atlanta, GA	—		426	1,089	—	3	426	1,092	1,518	(51)	1,467	1999	1 - 40
Post Uptown Place Retail	Charlotte, NC	—		319	1,144	—	3	319	1,147	1,466	(63)	1,403	1998	1 - 40
Post Uptown Leasing Center	Charlotte, NC	—		1,290	1,488	—	75	1,290	1,563	2,853	(55)	2,798	1998	1 - 40
Post Park Maryland Retail	Washington DC, MD	—		25	137	—	3	25	140	165	(5)	160	2007	1 - 40
Post South End Retail	Charlotte, NC	—		470	1,289	—	120	470	1,409	1,879	(75)	1,804	2009	1 - 40
Post Gateway Place Retail	Charlotte, NC	—		318	1,430	—	3	318	1,433	1,751	(87)	1,664	2000	1 - 40
Post Parkside at Wade Retail	Raleigh, NC	—		317	4,552	—	63	317	4,615	4,932	(270)	4,662	2011	1 - 40
Post Parkside Orlando Retail	Orlando, FL	—		742	11,924	—	224	742	12,148	12,890	(578)	12,312	1999	1 - 40

													Life used to compute depreciation in latest income statement (4)
			Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2017 (3)
Property	Location	Encumbrances	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Post Carlyle Square Retail	Washington DC, VA	—	1,048	7,930	—	5	1,048	7,935	8,983	(354)	8,629	2006/2016	1 - 40
Post Coles Corner Retail	Dallas, TX	—	347	716	—	17	347	733	1,080	(42)	1,038	1998	1 - 40
Post Square Retail	Dallas, TX	—	1,581	5,982	—	42	1,581	6,024	7,605	(314)	7,291	1996	1 - 40
Post Worthington Retail	Dallas, TX	—	108	495	—	18	108	513	621	(19)	602	1993/2008	1 - 40
Post Heights Retail	Dallas, TX	—	1,066	3,314	—	2	1,066	3,316	4,382	(174)	4,208	1997	1 - 40
Post Eastside Retail	Dallas, TX	—	682	10,645	—	15	682	10,660	11,342	(507)	10,835	2008	1 - 40
Post Addison Circle Retail	Dallas, TX	—	448	21,386	—	577	448	21,963	22,411	(1,271)	21,140	1998-2000	1 - 40
Post Addison Circle Office	Dallas, TX	—	1,395	4,280	—	284	1,395	4,564	5,959	(326)	5,633	1998-2000	1 - 40
Post Sierra Frisco Br Retail	Dallas, TX	—	779	6,593	—	218	779	6,811	7,590	(340)	7,250	2009	1 - 40
Post Katy Trail Retail	Dallas, TX	—	465	4,883	—	5	465	4,888	5,353	(206)	5,147	2010	1 - 40
Post Midtown Square Retail	Houston, TX	—	1,327	16,005	—	43	1,327	16,048	17,375	(702)	16,673	1999/2013	1 - 40
Rise Condo Devel LP Retail	Houston, TX	—	—	2,280	—	3	—	2,283	2,283	(115)	2,168	1999/2013	1 - 40
Post Legacy Retail	Dallas, TX	—	150	3,334	—	10	150	3,344	3,494	(152)	3,342	2000	1 - 40
Post South Lamar Retail	Austin, TX	—	421	3,072	—	13	421	3,085	3,506	(157)	3,349	2011	1 - 40
Total Commercial Properties		—	30,482	165,828	917	9,135	31,399	174,963	206,362	(10,674)	195,688
Post River North	Denver, CO	—	14,500	28,900	—	37,795	14,500	66,695	81,195	(176)	81,019	N/A	N/A
Post Centennial Park	Atlanta, GA	—	13,650	10,950	—	42,756	13,650	53,706	67,356	—	67,356	N/A	N/A
1201 Midtown II	Charleston, SC	—	6,750	5,874	—	1,580	6,750	7,454	14,204	—	14,204	N/A	N/A
Total Active Development Properties		—	34,900	45,724	—	82,131	34,900	127,855	162,755	(176)	162,579
Total Properties		757,579	1,830,355	10,017,389	6,062	1,349,565	1,836,417	11,366,954	13,203,371	(2,055,655)	11,147,716
Total Land Held for Future Developments		—	57,285	—	—	—	57,285	—	57,285	—	57,285	N/A	N/A
Corporate Properties		—	—	—	—	31,383	—	31,383	31,383	(19,416)	11,967	Various	1-40
Total Other			57,285	—	—	31,383	57,285	31,383	88,668	(19,416)	69,252
Total Real Estate Assets, net of Joint Ventures		$757,579	$1,887,640	$10,017,389	$6,062	$1,380,948	$1,893,702	$11,398,337	$13,292,039	$(2,075,071)	$11,216,968

(1)
Encumbered by $80.0 million Fannie Mae facility, with $80.0 million available and outstanding with a variable interest rate of 1.8% on which there exists one interest rate cap for $25 million at a rate of 4.50% at December 31, 2017.

(2)	Encumbered by a $125.2 million loan with a fixed interest rate of 5.08% which matures on June 10, 2021.

(3)
The aggregate cost for federal income tax purposes was approximately $10.8 billion at December 31, 2017. The aggregate cost for book purposes exceeds the total gross amount of real estate assets for federal income tax purposes, principally due to purchase accounting adjustments recorded under accounting principles generally accepted in the United States of America.

(4)
Depreciation is on a straight-line basis over the estimated useful asset life which ranges from 8 to 40 years for land improvements and buildings, 5 years for furniture, fixtures and equipment, and 6 months for fair market value of residential leases.

Mid-America Apartment Communities, Inc.
Mid-America Apartments, L.P.
Schedule III
Real Estate Investments and Accumulated Depreciation
A summary of activity for real estate investments and accumulated depreciation is as follows (dollars in thousands):

	Year Ended December 31,
	2017	2016	2015
Real estate investments:
Balance at beginning of year	$12,972,170	$8,215,768	$8,069,395
Acquisitions (1)	127,710	4,961,140	316,151
Less: FMV of leases included in acquisitions	(1,488)	(51,588)	(4,438)
Improvement and development	322,829	202,614	165,000
Assets held for sale	(5,321)	—	—
Disposition of real estate assets (2)	(123,861)	(355,764)	(330,340)
Balance at end of year	$13,292,039	$12,972,170	$8,215,768

Accumulated depreciation:
Balance at beginning of year	$1,674,801	$1,499,213	$1,373,678
Depreciation	463,590	314,076	289,177
Assets held for sale	—	—	—
Disposition of real estate assets (2)	(63,320)	(138,488)	(163,642)
Balance at end of year	$2,075,071	$1,674,801	$1,499,213

(1) Includes non-cash activity related to acquisitions.
(2) Includes assets sold, casualty losses, and removal of certain fully depreciated assets.

See accompanying reports of independent registered public accounting firm.